BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Schedule of indices and coefficients used to prepare the consolidated financial statements

Date	Index	Adjustment Coefficient	Three years compound inflation rates

31 December 2023	1859.38	1.000	268%
31 December 2022	1128.45	1.648	156%
31 December 2021	686.95	2.707	74%

Schedule of subsidiaries included in the scope of consolidation and ownership interests

Subsidiaries	2023	2022	2021

D-Ödeme	100.00%	100.00%	100.00%
D-Fast	100.00%	100.00%	100.00%
Hepsi Finansal	100.00%	100.00%	100.00%
Hepsi Finansman	100.00%	100.00%	—
Hepsiburada Global (*)	100.00%	—	—

(*) Hepsiburada Global was founded on 28 July 2023 in the Netherlands, with an aggregate issued share capital of EUR1,000,000. The initial EUR100,000 share capital subscription of Hepsiburada Global was paid on 26 October 2023. Hepsiburada Global aims to facilitate Hepsiburada’s integration with European payment solutions and marketplaces.

Schedule of useful lives of property and equipment

Furniture and fixtures	5–10 years
Leasehold improvements	2-5 years
Motor vehicles	5 years

Schedule of useful lives of right of use assets

Useful lives

Buildings	2 – 5 years
Furniture and fixtures	4 – 5 years
Software and rights	3 – 15 years
Other	2 – 3 years